Employee Benefits - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [abstract]
Payroll, profit sharing and bonuses	R$ 1,170,123	R$ 593,120	R$ 2,312,050	R$ 1,146,868
Pension Plan	45,468	22,831	89,581	43,605
Share-based payments	41,500	16,029	76,387	26,903
Charges on restricted shares	54,170	10,036	11,475	15,670
Health medical care, food, transportation and other benefits	144,805	63,131	291,956	120,311
Charges, taxes and social contributions	147,456	51,552	284,248	98,699
INSS	41,542	42,100	91,004	84,176
Total	R$ 1,645,064	R$ 798,799	R$ 3,156,701	R$ 1,536,232